SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
NOTE 21 - SUBSEQUENT EVENTS

On May 18, 2011, the Company entered into the SPA to acquire the 100% interest of Concord Group, which is engaged in the provision of electrical works and infrastructure engineering services in South-East Asia and the Middle East. The total consideration of the acquisition, of approximately $43.2 million, consisted of cash consideration of SGD$41.5 million (approximately $33.8 million), and 1,006,788 ordinary shares of Hollysys, valued at approximately $9.4 million.

In addition, the Company is obligated to issue an aggregate of 1,510,181 ordinary shares of the Company (“Incentive Shares”) to the management of the Concord Group if the Concord Group’s net income equals or exceeds $10 million and $11.5 million for the fiscal years ending June 30, 2012 and 2013, respectively (“Targeted Net Income Threshold”), in accordance with the SPA. The Company will issue 50% of Incentive Shares to the management of the Concord Group on an all or none basis per year when the Targeted Net Income Threshold is achieved. The Company will account for the transactions of issuing these Incentive Shares as compensation stock expenses in the consolidated statements of operation in accordance with ASC Topic 805-10 Business Combinations.

On May 30, 2011, the Company paid SGD$20.75 million (equivalent to approximately $16,856,148) as an advance of the  purchase price consideration for the acquisition of the Concord Group.

On July 1, 2011, the closing conditions were met and the acquisition of the Concord Group was completed. The Company made the final cash payment of SGD$20.75 million (equivalent to approximately $17,008,274) on July 11, 2011. On September 6, 2011, 1,006,788 ordinary shares were issued as the balance of the purchase consideration due for the Concord Group.

Through the acquisition, the Company seeks to expand the existing distribution and marketing channels to cross sell the Company’s existing product lines in the rail and industrial segments to the fast growing South-East Asia and the Middle East markets. The operating results of Concord Group will be included in the Company’s consolidated financial statement for the year ending June 30, 2012, and thereafter. Due to insufficient preparation time, the initial accounting treatment for this business combination is incomplete at the issuance of the Company’s 2011 consolidated financial statements. As a result, the Company is unable to disclose the financial effect of this business combination, including information regarding fair value of assets acquired and liabilities assumed, until the Company has a more in-depth review.